SHARE CAPITAL - Disclosure of share based payments included in the consolidated statements of comprehensive loss (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 839,771	$ 1,152,131	$ 875,056
Consulting fees [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	47,861	43,736	3,858
Directors' compensation [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	493,793	1,156,523	99,438
Research and development [Member]
Disclosure of classes of share capital [line items]
Share-based compensation expense	$ 298,117	$ (48,128)	$ 771,760